Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 6,815	$ 8,489	$ 8,010
Property, plant and equipment including right-of-use assets at end of period	4,308	6,815	8,489
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,146	2,602	3,374
Property, plant and equipment including right-of-use assets at end of period	1,185	2,146	2,602
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	47,851	45,263	41,315
Additions	1,304	2,874	4,586
Disposals	(1,784)	(419)	(302)
Exchange difference	(45)	133	(336)
Property, plant and equipment including right-of-use assets at end of period	47,326	47,851	45,263
Cost: | Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	7,432	7,079	6,694
Additions	462	767	458
Disposals	(705)	(414)	(73)
Exchange difference	0	0	0
Property, plant and equipment including right-of-use assets at end of period	7,189	7,432	7,079
Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(41,036)	(36,774)	(33,305)
Depreciation charge for the year	3,103	3,883	3,979
Impairment	251	711
Disposals	1,336	416	278
Exchange difference	36	(84)	232
Property, plant and equipment including right-of-use assets at end of period	(43,018)	(41,036)	(36,774)
Depreciation and impairment: | Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(5,286)	(4,477)	(3,320)
Depreciation charge for the year	1,201	1,223	1,230
Impairment	0	0
Disposals	483	414	73
Exchange difference	0	0	0
Property, plant and equipment including right-of-use assets at end of period	(6,004)	(5,286)	(4,477)
Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	121	84	151
Property, plant and equipment including right-of-use assets at end of period	46	121	84
Leasehold improvements | Cost: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,502	1,417	1,437
Additions	0	75	15
Disposals	(77)	0	0
Exchange difference	(4)	10	(35)
Property, plant and equipment including right-of-use assets at end of period	1,421	1,502	1,417
Leasehold improvements | Depreciation and impairment: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,381)	(1,333)	(1,286)
Depreciation charge for the year	21	41	67
Impairment	0	0
Disposals	23	0	0
Exchange difference	4	(7)	20
Property, plant and equipment including right-of-use assets at end of period	(1,375)	(1,381)	(1,333)
Plant and equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	4,127	5,409	4,037
Property, plant and equipment including right-of-use assets at end of period	2,864	4,127	5,409
Plant and equipment | Cost: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	34,297	32,380	28,842
Additions	772	1,812	3,891
Disposals	(727)	(2)	(175)
Exchange difference	(22)	107	(178)
Property, plant and equipment including right-of-use assets at end of period	34,320	34,297	32,380
Plant and equipment | Depreciation and impairment: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(30,170)	(26,971)	(24,805)
Depreciation charge for the year	1,656	2,421	2,441
Impairment	251	711
Disposals	606	2	153
Exchange difference	15	(69)	122
Property, plant and equipment including right-of-use assets at end of period	(31,456)	(30,170)	(26,971)
IT and office equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	421	394	448
Property, plant and equipment including right-of-use assets at end of period	213	421	394
IT and office equipment | Cost: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	4,620	4,387	4,342
Additions	70	220	222
Disposals	(275)	(3)	(54)
Exchange difference	(19)	16	(123)
Property, plant and equipment including right-of-use assets at end of period	4,396	4,620	4,387
IT and office equipment | Depreciation and impairment: | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(4,199)	(3,993)	(3,894)
Depreciation charge for the year	225	198	241
Impairment	0	0
Disposals	224	0	52
Exchange difference	17	(8)	90
Property, plant and equipment including right-of-use assets at end of period	$ (4,183)	$ (4,199)	$ (3,993)